UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09877
CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2006

Item 1.	Schedule of Investments.
CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

EQUITY SECURITIES - 96.9%	Shares	Value

Aerospace & Defense - 0.1%
BE Aerospace, Inc.*	763	$19,594
Hexcel Corp.*	910	15,843

		35,437

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	1,828	74,747
Expeditors International Washington, Inc.	2,243	90,841
FedEx Corp.	3,001	325,969
United Parcel Service, Inc., Class B	6,964	522,161

		1,013,718

Airlines - 0.3%
Continental Airlines, Inc., Class B*	881	36,341
JetBlue Airways Corp.*	1,606	22,805
Southwest Airlines Co.	8,275	126,773
UAL Corp.*	1,041	45,804
US Airways Group, Inc.*	637	34,303

		266,026

Auto Components - 0.1%
BorgWarner, Inc.	561	33,110
Gentex Corp.	1,446	22,500

		55,610

Automobiles - 0.3%
Harley-Davidson, Inc.	2,760	194,497

Beverages - 0.0%
Hansen Natural Corp.*	709	23,879

Biotechnology - 2.2%
Alkermes, Inc.*	994	13,290
Amgen, Inc.*	12,413	847,932
Amylin Pharmaceuticals, Inc.*	1,185	42,743
Biogen Idec, Inc.*	3,602	177,182
Genzyme Corp. - General Division*	2,718	167,375
Gilead Sciences, Inc.*	4,809	312,248
Icos Corp.*	587	19,835
MedImmune, Inc.*	2,520	81,572

Millennium Pharmaceuticals, Inc.*	3,076	33,528
OSI Pharmaceuticals, Inc.*	562	19,659
PDL BioPharma, Inc.*	1,127	22,698
Vertex Pharmaceuticals, Inc.*	1,329	49,731

		1,787,793

Building Products - 0.3%
American Standard Co.’s, Inc.	1,756	80,513
Lennox International, Inc.	659	20,172
Masco Corp.	4,181	124,886

		225,571

Capital Markets - 3.5%
A.G. Edwards, Inc.	805	50,948
Affiliated Managers Group, Inc.*	308	32,380
Bank of New York Co., Inc.	8,021	315,787
BlackRock, Inc.	143	21,722
Charles Schwab Corp.	10,942	211,618
E*Trade Financial Corp.*	4,497	100,823
Eaton Vance Corp.	1,343	44,332
Federated Investors, Inc., Class B	978	33,037
Franklin Resources, Inc.	1,800	198,306
Goldman Sachs Group, Inc.	3,883	774,076
Investment Technology Group, Inc.*	425	18,224
Investors Financial Services Corp.	640	27,309
Jefferies Group, Inc.	1,014	27,196
Legg Mason, Inc.	1,380	131,169
Mellon Financial Corp.	4,353	183,479
Northern Trust Corp.	2,048	124,293
Nuveen Investments, Inc.	832	43,164
SEI Investments Co.	756	45,027
State Street Corp.	3,503	236,242
T. Rowe Price Group, Inc.	2,781	121,724
TD Ameritrade Holding Corp.	2,587	41,858
Waddell & Reed Financial, Inc.	835	22,846

		2,805,560

Chemicals - 0.7%
Air Products & Chemicals, Inc.	2,186	153,632
Airgas, Inc.	659	26,703
Ecolab, Inc.	1,918	86,694
Lubrizol Corp.	673	33,737
Praxair, Inc.	3,423	203,087
Sigma-Aldrich Corp.	606	47,098

		550,951

Commercial Banks - 7.7%
Associated Banc-Corp.	1,303	45,449
BancorpSouth, Inc.	731	19,605
Bank of Hawaii Corp.	501	27,029

BB&T Corp.	5,653	248,336
Cathay General Bancorp	432	14,908
Chittenden Corp.	453	13,903
City National Corp.	389	27,697
Colonial Bancgroup, Inc.	1,518	39,073
Comerica, Inc.	1,713	100,519
Commerce Bancorp, Inc.	1,927	67,965
Commerce Bancshares, Inc.	691	33,446
Compass Bancshares, Inc.	1,359	81,064
Cullen/Frost Bankers, Inc.	542	30,254
East-West Bancorp, Inc.	563	19,942
Fifth Third Bancorp	4,953	202,726
First Horizon National Corp.	1,300	54,314
First Midwest Bancorp, Inc.	491	18,992
FirstMerit Corp.	736	17,767
Fulton Financial Corp.	1,708	28,524
Greater Bay Bancorp	497	13,086
Huntington Bancshares, Inc.	2,373	56,359
KeyCorp Ltd.	4,286	162,997
M&T Bank Corp.	845	103,225
Marshall & Ilsley Corp.	2,605	125,327
Mercantile Bankshares Corp.	1,319	61,716
National City Corp.	6,347	232,046
Old National Bancorp	596	11,276
Pacific Capital Bancorp	462	15,514
PNC Financial Services Group, Inc.	3,103	229,746
Popular, Inc.	2,685	48,196
Regions Financial Corp.	7,725	288,915
Sky Financial Group, Inc.	1,072	30,595
South Financial Group, Inc.	733	19,491
SunTrust Banks, Inc.	3,799	320,826
SVB Financial Group*	340	15,851
Synovus Financial Corp.	2,832	87,311
TCF Financial Corp.	1,232	33,781
TD Banknorth, Inc.	986	31,828
Trustmark Corp.	484	15,832
UCBH Holdings, Inc.	928	16,296
Umpqua Holdings Corp.	563	16,569
United Bankshares, Inc.	394	15,228
US Bancorp	18,737	678,092
Valley National Bancorp	1,151	30,513
Wachovia Corp.	20,288	1,155,402
Wells Fargo & Co.	33,495	1,191,082
Westamerica Bancorporation	307	15,543
Whitney Holding Corp.	647	21,105
Wilmington Trust Corp.	672	28,338
Zions Bancorp	1,114	91,838

		6,255,437

Commercial Services & Supplies - 0.8%
Adesa, Inc.	838	23,254
Avery Dennison Corp.	1,027	69,764
Brink’s Co.	442	28,253
Corporate Executive Board Co.	421	36,922
D & B Corp.*	661	54,724
Herman Miller, Inc.	643	23,379
HNI Corp.	401	17,808
Manpower, Inc.	919	68,861
Monster Worldwide, Inc.*	1,210	56,434
Pitney Bowes, Inc.	2,336	107,900
Robert Half International, Inc.	1,813	67,299
RR Donnelley & Sons Co.	2,268	80,605
United Stationers, Inc.*	311	14,521

		649,724

Communications Equipment - 4.2%
3Com Corp.*	3,883	15,959
ADC Telecommunications, Inc.*	1,141	16,579
Adtran, Inc.	640	14,528
Andrew Corp.*	1,572	16,082
Avaya, Inc.*	4,861	67,957
Ciena Corp.*	827	22,916
Cisco Systems, Inc.*	64,748	1,769,563
CommScope, Inc.*	581	17,709
F5 Networks, Inc.*	399	29,610
InterDigital Communications Corp.*	537	18,016
JDS Uniphase Corp.*	2,075	34,569
Juniper Networks, Inc.*	5,940	112,504
Motorola, Inc.	25,792	530,283
Polycom, Inc.*	859	26,552
QUALCOMM, Inc.	17,534	662,610
Tellabs, Inc.*	4,324	44,364

		3,399,801

Computers & Peripherals - 6.6%
Apple Computer, Inc.*	9,007	764,154
Avid Technology, Inc.*	416	15,500
Dell, Inc.*	21,139	530,377
Diebold, Inc.	646	30,104
EMC Corp.*	23,378	308,590
Emulex Corp.*	831	16,213
Hewlett-Packard Co.	29,073	1,197,517
Imation Corp.	343	15,925
International Business Machines Corp.	16,020	1,556,343
Lexmark International, Inc.*	1,108	81,106
NCR Corp.*	1,915	81,885
Network Appliance, Inc.*	3,938	154,685
Palm, Inc.*	934	13,160

QLogic Corp.*	1,570	34,414
SanDisk Corp.*	2,396	103,100
Seagate Technology LLC	6,143	162,789
Sun Microsystems, Inc.*	36,821	199,570
Western Digital Corp.*	2,323	47,529

		5,312,961

Construction Materials - 0.0%
Eagle Materials, Inc.	495	21,399

Consumer Finance - 1.6%
American Express Co.	11,429	693,397
AmeriCredit Corp.*	1,285	32,343
Capital One Financial Corp.	4,299	330,249
First Marblehead Corp.	647	35,359
SLM Corp.	4,345	211,906

		1,303,254

Containers & Packaging - 0.2%
Aptargroup, Inc.	319	18,834
Bemis Co.	1,037	35,237
Sealed Air Corp.	857	55,636
Sonoco Products Co.	976	37,147

		146,854

Distributors - 0.1%
Genuine Parts Co.	1,820	86,323

Diversified Consumer Services - 0.1%
Corinthian Colleges, Inc.*	848	11,558
DeVry, Inc.	603	16,884
Laureate Education, Inc.*	466	22,662
Regis Corp.	447	17,675
Strayer Education, Inc.	141	14,953
Weight Watchers International, Inc.	442	23,218

		106,950

Diversified Financial Services - 6.1%
Bank of America Corp.	47,747	2,549,212
Chicago Mercantile Exchange Holdings, Inc.	336	171,276
CIT Group, Inc.	2,103	117,284
JPMorgan Chase & Co.	36,881	1,781,352
Leucadia National Corp.	1,698	47,884
Moody’s Corp.	2,523	174,239
Nasdaq Stock Market, Inc.*	1,023	31,498
NYSE Group, Inc.*	548	53,266

		4,926,011

Diversified Telecommunication Services - 3.3%
AT&T, Inc.	40,889	1,461,782
BellSouth Corp.	19,443	915,960
CenturyTel, Inc.	1,143	49,903
Citizens Communications Co.	3,377	48,527
Embarq Corp.	1,561	82,046
Windstream Corp.	4,966	70,617

		2,628,835

Electric Utilities - 0.1%
Duquesne Light Holdings, Inc.	782	15,523
Hawaiian Electric Industries, Inc.	792	21,503

		37,026

Electrical Equipment - 0.8%
American Power Conversion Corp.	1,878	57,448
AMETEK, Inc.	1,044	33,241
Cooper Industries Ltd.	1,085	98,117
Emerson Electric Co.	8,517	375,514
Genlyte Group, Inc.*	246	19,215
Hubbell, Inc., Class B	514	23,238
Roper Industries, Inc.	914	45,919

		652,692

Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc.*	4,334	151,040
Amphenol Corp.	941	58,417
Anixter International, Inc.*	334	18,136
Arrow Electronics, Inc.*	1,275	40,226
Avnet, Inc.*	1,539	39,291
CDW Corp.	641	45,075
Flextronics International Ltd.*	6,079	69,787
Flir Systems, Inc.*	681	21,676
Ingram Micro, Inc.*	1,402	28,615
Jabil Circuit, Inc.	1,954	47,971
Mettler - Toledo International, Inc.*	396	31,225
Molex, Inc.	564	17,839
Sanmina-SCI Corp.*	5,244	18,092
Solectron Corp.*	9,012	29,019
Tech Data Corp.*	547	20,715
Tektronix, Inc.	824	24,036
Trimble Navigation Ltd.*	535	27,140

		688,300

Energy Equipment & Services - 0.7%
Cameron International Corp.*	1,174	62,281
FMC Technologies, Inc.*	727	44,805
Grant Prideco, Inc.*	1,378	54,803
Noble Corp.	1,443	109,884
SEACOR Holdings, Inc.*	215	21,315

Smith International, Inc.	2,235	91,791
Superior Energy Services, Inc.*	784	25,621
Tidewater, Inc.	555	26,840
TODCO*	606	20,707
Unit Corp.*	455	22,045
Universal Compression Holdings, Inc.*	293	18,198
Veritas DGC, Inc.*	328	28,087

		526,377

Food & Staples Retailing - 1.8%
BJ’s Wholesale Club, Inc.*	656	20,408
Costco Wholesale Corp.	4,864	257,160
CVS Corp.	8,527	263,570
Supervalu, Inc.	2,227	79,615
Sysco Corp.	6,530	240,043
Walgreen Co.	10,654	488,912
Whole Foods Market, Inc.	1,486	69,738

		1,419,446

Food Products - 1.0%
Corn Products International, Inc.	729	25,180
Del Monte Foods Co.*	1,963	21,652
Flowers Foods, Inc.	554	14,952
General Mills, Inc.	3,691	212,602
H.J. Heinz Co.	3,303	148,668
Hershey Foods Corp.	1,719	85,606
JM Smucker Co.	563	27,289
Kellogg Co.	2,627	131,508
McCormick & Co., Inc.	1,158	44,652
William Wrigley Jr. Co.	2,313	119,628

		831,737

Gas Utilities - 0.4%
AGL Resources, Inc.	768	29,883
Atmos Energy Corp.	791	25,241
Energen Corp.	650	30,511
Equitable Resources, Inc.	1,196	49,933
Nicor, Inc.	434	20,311
Oneok, Inc.	1,153	49,717
Peoples Energy Corp.	377	16,803
Piedmont Natural Gas Co., Inc.	696	18,618
Questar Corp.	891	73,998
Southern Union Co.	1,030	28,788
WGL Holdings, Inc.	479	15,606

		359,409

Health Care Equipment & Supplies - 2.2%
Advanced Medical Optics, Inc.*	584	20,557
Beckman Coulter, Inc.	652	38,990
Becton Dickinson & Co.	2,421	169,833
Biomet, Inc.	2,403	99,172
Cooper Co’s, Inc.	438	19,491
Cytyc Corp.*	1,108	31,356
Dade Behring Holdings, Inc.	850	33,838
Dentsply International, Inc.	1,516	45,253
Edwards Lifesciences Corp.*	575	27,048
Gen-Probe, Inc.*	507	26,552
Hologic, Inc.*	519	24,538
Hospira, Inc.*	1,644	55,205
Idexx Laboratories, Inc.*	306	24,266
Intuitive Surgical, Inc.*	360	34,524
Kinetic Concepts, Inc.*	523	20,685
Medtronic, Inc.	12,267	656,407
Mentor Corp.	411	20,086
ResMed, Inc.*	743	36,570
Respironics, Inc.*	710	26,802
St. Jude Medical, Inc.*	3,712	135,711
Stryker Corp.	2,939	161,968
Varian Medical Systems, Inc.*	1,377	65,504

		1,774,356

Health Care Providers & Services - 2.2%
AMERIGROUP Corp.*	508	18,232
AmerisourceBergen Corp.	2,121	95,360
Cardinal Health, Inc.	4,303	277,242
Caremark Rx, Inc.	4,526	258,480
Cigna Corp.	1,088	143,148
Coventry Health Care, Inc.*	1,703	85,235
DaVita, Inc.*	1,087	61,829
Express Scripts, Inc.*	1,225	87,710
Health Management Associates, Inc.	2,533	53,472
Health Net, Inc.*	1,205	58,635
Healthways, Inc.*	340	16,221
Henry Schein, Inc.*	929	45,503
Laboratory Corp. of America Holdings, Inc.*	1,312	96,393
LifePoint Hospitals, Inc.*	529	17,827
Lincare Holdings, Inc.*	923	36,772
Magellan Health Services, Inc.*	364	15,732
McKesson Corp.	3,201	162,291
Omnicare, Inc.	1,275	49,253
Patterson Co’s, Inc.*	1,360	48,294
Quest Diagnostics, Inc.	1,609	85,277
Sierra Health Services, Inc.*	504	18,164
Universal Health Services, Inc., Class B	497	27,549
VCA Antech, Inc.*	807	25,977
WellCare Health Plans, Inc.*	341	23,495

		1,808,091

Health Care Technology - 0.1%
Cerner Corp.*	608	27,664
Emdeon Corp.*	1,582	19,601
IMS Health, Inc.	2,102	57,763

		105,028

Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	1,305	39,359
Cheesecake Factory, Inc.*	738	18,155
Darden Restaurants, Inc.	1,409	56,600
Gaylord Entertainment Co.*	397	20,219
OSI Restaurant Partners, Inc.	692	27,126
Panera Bread Co.*	295	16,493
Ruby Tuesday, Inc.	572	15,696
Starbucks Corp.*	8,089	286,512

		480,160

Household Durables - 0.8%
American Greetings Corp.	525	12,532
Black & Decker Corp.	722	57,738
D.R. Horton, Inc.	2,876	76,185
Garmin Ltd.	1,216	67,683
Harman International Industries, Inc.	656	65,541
KB Home	833	42,716
MDC Holdings, Inc.	341	19,454
NVR, Inc.*	51	32,895
Pulte Homes, Inc.	2,247	74,421
Ryland Group, Inc.	430	23,487
Snap-On, Inc.	518	24,678
Standard-Pacific Corp.	636	17,038
Stanley Works	855	42,998
Whirlpool Corp.	820	68,076

		625,442

Household Products - 3.6%
Church & Dwight Co., Inc.	637	27,168
Colgate-Palmolive Co.	5,453	355,754
Kimberly-Clark Corp.	4,853	329,761
Procter & Gamble Co.	33,703	2,166,092

		2,878,775

Industrial Conglomerates - 0.7%
3M Co.	7,167	558,524
Carlisle Co.’s, Inc.	301	23,629
Teleflex, Inc.	356	22,983

		605,136

Insurance - 5.0%
ACE Ltd.	3,422	207,271
Aflac, Inc.	5,292	243,432
AMBAC Financial Group, Inc.	1,107	98,600
American Financial Group, Inc.	683	24,509
American National Insurance Co.	154	17,573
AON Corp.	2,898	102,415
Arch Capital Group Ltd.*	408	27,585
Arthur J. Gallagher & Co.	948	28,013
Axis Capital Holdings Ltd.	1,479	49,354
Brown & Brown, Inc.	1,116	31,482
Chubb Corp.	4,365	230,952
Cincinnati Financial Corp.	1,605	72,723
Commerce Group, Inc.	601	17,880
Conseco, Inc.*	1,505	30,070
Endurance Specialty Holdings Ltd.	582	21,290
Erie Indemnity Co.	508	29,454
Everest Re Group Ltd.	683	67,009
First American Corp.	841	34,212
Hanover Insurance Group, Inc.	502	24,498
Hartford Financial Services Group, Inc.	3,364	313,895
HCC Insurance Holdings, Inc.	1,090	34,978
Lincoln National Corp.	2,957	196,345
Markel Corp.*	101	48,490
MBIA, Inc.	1,410	103,015
Mercury General Corp.	258	13,604
Montpelier Re Holdings Ltd.	1,006	18,722
Nationwide Financial Services, Inc.	527	28,563
Ohio Casualty Corp.	605	18,035
PartnerRe Ltd.	597	42,405
Philadelphia Consolidated Holding Corp.*	583	25,978
Phoenix Co.’s, Inc.	1,109	17,622
Platinum Underwriters Holdings Ltd.	583	18,038
Principal Financial Group	2,834	166,356
Progressive Corp.	7,601	184,096
Protective Life Corp.	633	30,067
Prudential Financial, Inc.	5,105	438,315
RenaissanceRe Holdings Ltd.	617	37,020
Safeco Corp.	1,224	76,561
St. Paul Travelers Co.’s, Inc.	7,289	391,346
StanCorp Financial Group, Inc.	537	24,192
Torchmark Corp.	1,041	66,374
Unitrin, Inc.	439	21,998
UnumProvident Corp.	3,605	74,912
White Mountains Insurance Group Ltd.	83	48,093
Willis Group Holdings Ltd.	1,267	50,313
WR Berkley Corp.	1,879	64,844
XL Capital Ltd.	1,890	136,118

		4,048,617

Internet & Catalog Retail - 0.4%
Amazon.Com, Inc.*	3,183	125,601
Expedia, Inc.*	2,749	57,674
Liberty Media Holding Corp. - Interactive*	6,665	143,764
Netflix, Inc.*	586	15,154
NutriSystem, Inc.*	281	17,813

		360,006

Internet Software & Services - 2.3%
Akamai Technologies, Inc.*	1,623	86,214
Digital River, Inc.*	388	21,646
eBay, Inc.*	11,115	334,228
Google, Inc.*	2,371	1,091,798
Yahoo!, Inc.*	13,635	348,238

		1,882,124

IT Services - 2.0%
Acxiom Corp.	653	16,749
Automatic Data Processing, Inc.	5,863	288,753
BISYS Group, Inc.*	1,183	15,273
Ceridian Corp.*	1,369	38,305
Checkfree Corp.*	745	29,919
Cognizant Technology Solutions Corp.*	1,477	113,965
Convergys Corp.*	1,378	32,769
DST Systems, Inc.*	545	34,133
Electronic Data Systems Corp.	5,490	151,250
Fidelity National Information Services, Inc.	3,008	120,591
First Data Corp.	8,043	205,257
Fiserv, Inc.*	1,849	96,925
Global Payments, Inc.	784	36,299
Iron Mountain, Inc.*	1,260	52,088
MoneyGram International Inc.	839	26,311
Paychex, Inc.	3,547	140,248
Sabre Holdings Corp.	1,293	41,234
Unisys Corp.*	3,375	26,460
Western Union Co.	8,043	180,324

		1,646,853

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	3,017	77,839
Mattel, Inc.	3,979	90,164
Pool Corp.	520	20,368

		188,371

Life Sciences - Tools & Services - 0.4%
Affymetrix, Inc.*	664	15,312
Applera Corp. - Applied Biosystems Group	1,929	70,775
Invitrogen Corp.*	519	29,370
Millipore Corp.*	522	34,765
Nektar Therapeutics*	881	13,400
Pharmaceutical Product Development, Inc.	1,011	32,575
Techne Corp.*	367	20,350
Varian, Inc.*	305	13,661
Waters Corp.*	1,094	53,573

		283,781

Machinery - 1.9%
AGCO Corp.*	889	27,506
Briggs & Stratton Corp.	507	13,664
CLARCOR, Inc.	507	17,142
Cummins, Inc.	495	58,499
Danaher Corp.	2,536	183,708
Deere & Co.	2,475	235,298
Donaldson Co., Inc.	712	24,713
Dover Corp.	2,140	104,903
Flowserve Corp.*	553	27,910
Gardner Denver, Inc.*	515	19,215
Graco, Inc.	680	26,941
Harsco Corp.	409	31,125
IDEX Corp.	521	24,701
Illinois Tool Works, Inc.	5,130	236,955
Kennametal, Inc.	390	22,951
Lincoln Electric Holdings, Inc.	391	23,624
PACCAR, Inc.	2,654	172,245
Pall Corp.	1,310	45,260
Parker Hannifin Corp.	1,258	96,715
Pentair, Inc.	999	31,369
Terex Corp.*	1,057	68,261
Toro Co.	415	19,351

		1,512,056

Marine - 0.0%
Kirby Corp.*	519	17,713

Media - 3.1%
Belo Corp.	887	16,294
Discovery Holding Co.*	2,821	45,390
Dow Jones & Co., Inc.	512	19,456
E.W. Scripps Co.	854	42,649
EchoStar Communications Corp.*	2,168	82,449
Getty Images, Inc.*	481	20,596
Harte-Hanks, Inc.	529	14,659
John Wiley & Sons, Inc.	395	15,196
Lamar Advertising Co.*	782	51,135

Liberty Global, Inc.*	2,087	60,836
Liberty Media Holding Corp. - Capital *	1,410	138,152
McGraw-Hill Co.’s, Inc.	3,704	251,946
Meredith Corp.	397	22,371
New York Times Co.	1,423	34,664
NTL, Inc.	2,807	70,849
Omnicom Group, Inc.	1,795	187,649
R.H. Donnelley Corp.*	746	46,796
Sirius Satellite Radio, Inc.*	13,383	47,376
Time Warner, Inc.	42,186	918,811
Univision Communications, Inc.*	2,504	88,692
Valassis Communications, Inc.*	468	6,786
Viacom, Inc., Class B*	6,479	265,833
Washington Post Co., Class B	64	47,718
XM Satellite Radio Holdings, Inc.*	3,157	45,619

		2,541,922

Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	609	23,982
Worthington Industries	707	12,528

		36,510

Multiline Retail - 1.2%
Big Lots, Inc.*	1,155	26,473
Dollar General Corp.	3,281	52,693
Dollar Tree Stores, Inc.*	1,040	31,304
Family Dollar Stores, Inc.	1,505	44,142
Kohl’s Corp.*	3,099	212,064
Nordstrom, Inc.	2,294	113,186
Saks, Inc.	1,182	21,063
Target Corp.	8,181	466,726

		967,651

Multi-Utilities - 0.3%
Aquila, Inc.*	3,679	17,291
KeySpan Corp.	1,835	75,565
MDU Resources Group, Inc.	1,750	44,870
NiSource, Inc.	2,848	68,637
OGE Energy Corp.	886	35,440
Puget Energy, Inc.	1,132	28,708

		270,511

Office Electronics - 0.2%
Xerox Corp.*	10,246	173,670
Zebra Technologies Corp.*	693	24,109

		197,779

Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc.*	509	14,695
Chesapeake Energy Corp.	4,228	122,823
Cimarex Energy Co.	814	29,711
Denbury Resources, Inc.*	1,172	32,570
EOG Resources, Inc.	2,543	158,810
Helix Energy Solutions Group, Inc.*	813	25,504
Kinder Morgan, Inc.	1,144	120,978
OMI Corp.	658	13,930
Overseas Shipholding Group, Inc.	293	16,496
Pioneer Natural Resources Co.	1,312	52,073
Plains Exploration & Production Co.*	755	35,885
Quicksilver Resources, Inc.*	540	19,759
Range Resources Corp.	1,452	39,872
Southwestern Energy Co.*	1,758	61,618
St Mary Land & Exploration Co.	540	19,893
XTO Energy, Inc.	3,832	180,296

		944,913

Paper & Forest Products - 0.2%
Weyerhaeuser Co.	2,510	177,332

Personal Products - 0.3%
Alberto-Culver Co.	872	18,704
Avon Products, Inc.	4,742	156,676
Estee Lauder Co.’s, Inc.	1,336	54,535
NBTY, Inc.*	596	24,776

		254,691

Pharmaceuticals - 6.2%
Allergan, Inc.	1,618	193,739
Barr Pharmaceuticals, Inc.*	1,055	52,877
Bristol-Myers Squibb Co.	20,571	541,429
Endo Pharmaceuticals Holdings, Inc.*	1,299	35,826
Forest Laboratories, Inc.*	3,374	170,724
Johnson & Johnson	30,776	2,031,832
Medicis Pharmaceutical Corp.	536	18,830
MGI Pharma, Inc.*	773	14,231
Pfizer, Inc.	76,537	1,982,308

		5,041,796

Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	1,219	47,943
CB Richard Ellis Group, Inc.*	2,088	69,322
Forest City Enterprises, Inc.	578	33,755
Jones Lang LaSalle, Inc.	358	32,997
St. Joe Co.	785	42,052

		226,069

Road & Rail - 0.1%
Avis Budget Group, Inc.	1,061	23,013
Con-way, Inc.	472	20,787
Kansas City Southern*	745	21,590
Ryder System, Inc.	610	31,147

		96,537

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc.*	5,686	115,710
Agere Systems, Inc.*	1,668	31,976
Altera Corp.*	3,815	75,079
Analog Devices, Inc.	3,630	119,318
Applied Materials, Inc.	14,647	270,237
Atmel Corp.*	4,420	26,741
Cymer, Inc.*	387	17,009
Cypress Semiconductor Corp.*	1,376	23,213
Fairchild Semiconductor International, Inc.*	1,197	20,122
FormFactor, Inc.*	418	15,571
Integrated Device Technology, Inc.*	1,975	30,573
Intel Corp.	61,740	1,250,235
Intersil Corp.	1,396	33,392
KLA-Tencor Corp.	2,100	104,475
Lam Research Corp.*	1,480	74,918
Linear Technology Corp.	3,196	96,903
LSI Logic Corp.*	4,206	37,854
Marvell Technology Group Ltd.*	4,848	93,033
MEMC Electronic Materials, Inc.*	1,795	70,256
Microchip Technology, Inc.	2,243	73,346
Micron Technology, Inc.*	8,007	111,778
National Semiconductor Corp.	3,412	77,452
Novellus Systems, Inc.*	1,339	46,088
Nvidia Corp.*	3,708	137,233
PMC - Sierra, Inc.*	2,059	13,816
Silicon Laboratories, Inc.*	511	17,706
Teradyne, Inc.*	1,954	29,232
Texas Instruments, Inc.	15,751	453,629
Varian Semiconductor Equipment Associates, Inc.*	565	25,719
Xilinx, Inc.	3,577	85,168

		3,577,782

Software - 5.3%
Adobe Systems, Inc.*	6,097	250,709
Amdocs Ltd.*	1,992	77,190
Autodesk, Inc.*	2,433	98,439
BEA Systems, Inc.*	4,100	51,578
BMC Software, Inc.*	2,152	69,294
Cadence Design Systems, Inc.*	2,986	53,479
Check Point Software Technologies Ltd.*	1,812	39,719
Citrix Systems, Inc.*	1,917	51,855
Compuware Corp.*	3,682	30,671

Electronic Arts, Inc.*	3,195	160,900
FactSet Research Systems, Inc.	369	20,841
Fair Isaac Corp.	643	26,138
Hyperion Solutions Corp.*	574	20,629
Intuit, Inc.*	3,299	100,652
Jack Henry & Associates, Inc.	844	18,062
MICROS Systems, Inc.*	383	20,184
Microsoft Corp.	92,937	2,775,099
NAVTEQ Corp.*	912	31,893
Novell, Inc.*	3,340	20,708
Parametric Technology Corp.*	1,094	19,714
Red Hat, Inc.*	1,878	43,194
Salesforce.com, Inc.*	816	29,743
Sybase, Inc.*	884	21,835
Symantec Corp.*	9,956	207,583
Synopsys, Inc.*	1,383	36,968
TIBCO Software, Inc.*	2,072	19,560

		4,296,637

Specialty Retail - 3.4%
Advance Auto Parts, Inc.	1,115	39,649
Barnes & Noble, Inc.	523	20,768
Bed Bath & Beyond, Inc.*	2,971	113,195
Best Buy Co., Inc.	4,183	205,762
Borders Group, Inc.	637	14,237
Carmax, Inc.*	1,120	60,066
Chico’s FAS, Inc.*	1,848	38,235
GameStop Corp.*	403	22,209
Gap, Inc.	6,395	124,703
Guitar Center, Inc.*	256	11,638
Home Depot, Inc.	21,940	881,110
Limited Brands, Inc.	3,543	102,535
Lowe’s Co.’s, Inc.	16,305	507,901
Office Depot, Inc.*	2,982	113,823
O’Reilly Automotive, Inc.*	1,107	35,490
PetSmart, Inc.	1,474	42,540
RadioShack Corp.	1,323	22,200
Ross Stores, Inc.	1,510	44,243
Staples, Inc.	7,699	205,563
TJX Co.’s, Inc.	4,821	137,495
Tractor Supply Co.*	340	15,201
Williams-Sonoma, Inc.*	918	28,862

		2,787,425

Textiles, Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	1,183	39,548
Nike, Inc., Class B	1,877	185,879
Phillips-Van Heusen Corp.	543	27,242
Timberland Co.*	507	16,011

		268,680

Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	900	27,144
Downey Financial Corp.	204	14,806
First Niagara Financial Group, Inc.	1,095	16,272
Freddie Mac	7,270	493,633
Fremont General Corp.	665	10,780
Hudson City Bancorp, Inc.	5,570	77,311
IndyMac Bancorp, Inc.	676	30,528
MGIC Investment Corp.	920	57,537
New York Community Bancorp, Inc.	2,816	45,338
Peoples Bank Bridgeport	585	26,103
PMI Group, Inc.	853	40,236
Radian Group, Inc.	867	46,740
Sovereign Bancorp, Inc.	3,437	87,265
Washington Federal, Inc.	853	20,071
Washington Mutual, Inc.	10,114	460,086
Webster Financial Corp.	517	25,188

		1,479,038

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,481	53,138
MSC Industrial Direct Co., Inc.	480	18,792
United Rentals, Inc.*	659	16,758
W.W. Grainger, Inc.	834	58,330
WESCO International, Inc.*	476	27,994

		175,012

Water Utilities - 0.0%
Aqua America, Inc.	1,299	29,591

Wireless Telecommunication Services - 0.8%
Alltel Corp.	3,966	239,864
American Tower Corp.*	4,431	165,188
Crown Castle International Corp.*	2,122	68,540
Leap Wireless International, Inc.*	521	30,984
NII Holdings, Inc.*	1,468	94,598
SBA Communications Corp.*	871	23,952
Telephone & Data Systems, Inc.	503	27,328

		650,454

Total Equity Securities (Cost $65,839,049)		78,548,417

	Principal
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.6%	Amount	Value

Federal Home Loan Bank Discount Notes, 1/2/07	$2,100,000	$2,099,720

Total U.S. Government Agencies and Instrumentalities (Cost $2,099,720)		2,099,720

U.S. TREASURY - 0.3%

United States Treasury Bills, 4.975%, 2/1/07 (l)	200,000	199,152

Total U.S. Treasury (Cost $199,152)		199,152

TOTAL INVESTMENTS (Cost $68,137,921) - 99.8%		80,847,289
Other assets and liabilities, net - 0.2%		172,771

NET ASSETS - 100%		$81,020,060

			Underlying	Unrealized
		Expiration	Face Amount	Appreciation
Futures	# of Contracts	Date	at Value	(Depreciation)
Purchased:
NASDAQ 100 Index^	2	03/07	$355,000	($6,493)
S&P 500 Index^	5	03/07	1,785,500	89

Total Purchased				($6,404)

 * Non-income producing security.
(l) Collateral for futures contracts.
 ^ Futures collateralized by 100,000 units of U.S. Treasury Bills.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2006 there were no securities fair valued under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The cost of investments owned at December 31, 2006 for federal income tax purposes was $71,872,411. Net unrealized appreciation aggregated $8,974,878 of which $13,112,424 related to appreciated securities and $4,137,546 related to depreciated securities.
Net realized capital loss carryforwards for federal income tax purposes of $34,783, $1,114,446, $1,821,069, $900,355, and $534,245 at September 30, 2006 may be utilized to offset future capital gains until expiration in September 2009, September 2010, September 2011, September 2012, and September 2014 respectively.

Item 2.	Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
        Filed herewith.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Senior Vice President — Principal Executive Officer

Date:	February 28, 2007
        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby D. Wayne Silby — President

Date:	February 28, 2007

/s/ Barbara J. Krumsiek Barbara J. Krumsiek Senior Vice President — Principal Executive Officer

Date:	February 28, 2007

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer Treasurer — Principal Financial Officer

Date:	February 28, 2007